RISKS AND UNCERTAINTIES (Details)	Apr. 30, 2026	Apr. 30, 2025
EBP 002 | Daktronics, Inc. common stock
EBP, Risk and Uncertainty [Line Items]
Common stock to total asset, percentage	9.80%	9.80%